Schedule of Investments
May 31, 2021 (unaudited)
Monteagle Smart Diversification Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 97.04%

First Trust Emerging Markets AlphaDEX Fund	37,000	1,045,620
First Trust Enhanced Short Maturity ETF	10,750	644,678
First Trust Small Cap Core AlphaDEX Fund	30,500	2,878,895
Invesco QQQ Trust, Series 1 ETF	20,867	6,968,117
iShares Core High Dividend ETF	8,000	784,800
iShares Global Clean Energy ETF (2)	71,000	1,627,320
SPDR Dow Jones Industrial Average ETF Trust	4,000	1,382,560
SPDR Portfolio Emerging Markets ETF (2)	74,503	3,377,966
SPDR Portfolio S&P 500 Growth ETF	6,000	358,380
SPDR Portfolio S&P 500 Value ETF	34,000	1,367,480
SPDR S&P 500 ETF Trust	12,500	5,250,500

Total Registered Investment Companies	(Cost $ 23,188,101)	25,686,316

Money Market Registered Investment Companies - 3.05%

Federated Hermes Government Obligations Fund - Institutional Class, 0.01%	806,752	806,752

Total Money Market Registered Investment Companies	(Cost $ 806,752)	806,752

Total Investments - 100.09%	(Cost $ 23,994,853)	26,493,068

Liabilities in Excess of Other Assets - (0.09%)		(24,318)

Total Net Assets - 100.00%		26,468,750

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$26,493,068	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$26,493,068	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2021